INCOME TAXES	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Sep. 30, 2025
March GL
INCOME TAXES

5.	INCOME TAXES

The Company was incorporated on March 31, 2025, and the accompanying financial statements reflect operations for the period from inception through June 30, 2025. The Company has not recognized any provision for federal or state income taxes for the period ended June 30, 2025, as it has incurred net operating losses and has no taxable income.

Deferred income taxes are provided for temporary differences between the financial reporting and tax basis of assets and liabilities using enacted tax rates in effect for the years in which the differences are expected to reverse. As of June 30, 2025, the Company had a net operating loss carryforward of approximately $445,000, which may be available to offset future taxable income.

A full valuation allowance has been recorded against the Company’s deferred tax asset as management has determined that it is more likely than not that the deferred tax asset will not be realized due to the Company’s limited operating history and cumulative losses.

The Company has evaluated its tax positions and concluded that it has taken no uncertain tax positions as of June 30, 2025. The Company is subject to U.S. federal and state income tax examinations for all periods since inception.

March G L [Member]
INCOME TAXES

5.	INCOME TAXES

The Company was incorporated on March 31, 2025, and the accompanying financial statements reflect operations for the period from inception through September 30, 2025. The Company has not recognized any provision for federal or state income taxes for the period ended September 30, 2025, as it has incurred net operating losses and has no taxable income.

Deferred income taxes are provided for temporary differences between the financial reporting and tax basis of assets and liabilities using enacted tax rates in effect for the years in which the differences are expected to reverse. As of September 30, 2025, the Company had a net operating loss carryforward of approximately $3,091,000, which may be available to offset future taxable income.

A full valuation allowance has been recorded against the Company’s deferred tax asset as management has determined that it is more likely than not that the deferred tax asset will not be realized due to the Company’s limited operating history and cumulative losses.

The Company has evaluated its tax positions and concluded that it has taken no uncertain tax positions as of September 30, 2025. The Company is subject to U.S. federal and state income tax examinations for all periods since inception.